Indebtedness	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Debt Disclosure [Abstract]
Indebtedness

Note 13—Indebtedness

Total borrowings outstanding are summarized as follows:

	As of March 31, 2016	As of June 30, 2015
Short-term foreign borrowings	$4,559	$3,488

Term notes:
Dollar Tranche A Term Loan, due September 2020, net of discount	95,940	119,109
Dollar Tranche B Term Loans, due September 2020, net of discount	257,781	319,822
Dollar Tranche C Term Loans, due September 2020, net of discount	104,982	130,030
Sterling Term Loan, due September 2020, net of discount	129,569	219,933
Euro Term Loan, due September 2020, net of discount	151,169	189,831
Bonds Payable, due August 2021, net of discount	196,777	196,327
Other borrowings:
Foreign debt	4,440	8,049
Capital leases	1,084	1,800

Total borrowings outstanding	946,301	1,188,389
Less: short-term foreign borrowings and current portion of long-term debt, net of discount	(14,178)	(15,228)

Long-term debt, less current portion	$932,123	$1,173,161

As of March 31, 2016 and June 30, 2015, the fair value of the bonds payable, due August 2021, was $205,500 and $204,000, respectively, and the carrying value was $196,777 and $196,327, respectively. The bonds payable fair value was determined using quoted market prices (level 2). The carrying amount of the Company’s other borrowings approximate their fair value.

During the nine months ended March 31, 2016, the Company made voluntary prepayments of $222,633 on our long term debt, in addition to the periodic principal repayments required under certain agreements. At the time of the prepayments, the Company recognized incremental amortization on the deferred financing and debt discount fees as debt extinguishment charges totaling $3,931 for the nine months ended March 31, 2016.

The Company’s borrowing arrangements, including available borrowings under the Fourth Amendment to the Credit Agreement, are discussed further in the consolidated financial statements for the fiscal year June 30, 2015, and notes thereto included in the Company’s Registration Statement filed on Form S-1. As of March 31, 2016 and June 30, 2015, the Company was in compliance with all associated covenants.

Note 10—Indebtedness

Total borrowings outstanding at June 30, 2015 and 2014 are summarized as follows:

	Successor
	June 30, 2015	June 30, 2014
Short-term foreign borrowings	$3,488	$7,883

Term notes:
Bonds Payable, due August 2021, net of discount	196,327	195,727
Dollar Tranche A Term Loan, due August 2020, net of discount	119,109	120,002
Dollar Tranche B Term Loans, due August 2020, net of discount	319,822	320,734
Dollar Tranche C Term Loans, due August 2020, net of discount	130,030	—
Sterling Term Loan, due September 2020, net of discount	219,933	242,329
Euro Term Loan, due September 2020, net of discount	189,831	231,122

Other borrowings:
Foreign debt	8,049	14,483
Other financing	1,800	922

Total borrowings outstanding	1,188,389	1,133,202
Less: short-term foreign borrowings and current portion of long-term debt	(15,228)	(20,533)

Long-term debt, less current portion	$1,173,161	$1,112,669

Scheduled annual future maturities of debt are as follows:

For the Year Ending June 30,
2016	$15,228
2017	8,727
2018	7,564
2019	7,321
2020	6,579
Thereafter	1,142,970

Total	$1,188,389

Short-Term Foreign Borrowings

The Company finances the working capital needs of certain foreign operations using short-term borrowing arrangements in various currencies. At June 30, 2015, there were borrowings outstanding under these arrangements and additional borrowing capacity of $3,488 and $6,685, respectively. At June 30, 2014, there were borrowings outstanding under these arrangements and additional borrowing capacity of $7,883 and $3,865, respectively. The weighted average interest rate on these arrangements was 6.0% and 5.7%, respectively, at June 30, 2015 and 2014. The short-term foreign borrowing arrangements are secured by land and buildings with a carrying value totaling $12,521 at June 30, 2015.

Bonds Payable

On August 15, 2013, the Company issued $200,000 principal amount of its 8.5% Bonds Payable due 2021 (the “Bonds Payable”) in a private placement offering without registration rights. Interest on the Bonds Payable is payable semiannually. The Bonds Payable are governed by a Base Indenture and a First Supplemental Indenture between the Company and Wells Fargo Bank N.A., as trustee (collectively the “2013 Indenture”). The Senior Notes are the Company’s unsecured and unsubordinated obligations, ranking equally in right of payment to all of the Company’s existing and future unsecured and unsubordinated indebtedness and are guaranteed on an unsubordinated, unsecured basis by certain of the Company’s subsidiaries. The Bonds are not entitled to mandatory redemption or sinking fund payments. The Company may redeem the Bonds in whole or in part at any time and from time to time for cash at the redemption prices described in the 2013 Indenture.

Credit Agreement

On February 14, 2014, the Company entered into an Amended and Restated Credit Agreement, as subsequently amended, (collectively, the “Credit Agreement”) with Barclays Bank PLC as Administrative Agent and certain other participating banks. The Credit Agreement provides for various borrowings under term notes and revolving credit facilities. The term notes provided under the Credit Agreement are as follows: $122,000 Dollar Tranche A Term Loan (the “Term Loan A”), $280,000 Dollar Tranche B Term Loan (the “Term Loan B”), £145,000 Sterling Term Loan (the “Sterling Loan”), and £145,000 Euro Term Loan (the “Euro Loan”) (collectively, the “Term Notes”). The revolving credit facilities provided under the Credit Agreement are as follows: $50,000 Dollar Revolving Credit Facility (the “US Dollar Revolver”) and £50,000 Multi Currency Revolving Credit Facility (the “Non-US Dollar Revolver”). On April 4, 2014 the Company borrowed an additional $50,000 under the B Term Loan, the proceeds were used to complete the Jet and IPS acquisitions (see Note 3). No amounts were outstanding under the US Dollar Revolver or the non-US Dollar Revolver at June 30, 2015 and 2014. Obligations under the Credit Agreement are guaranteed by substantially all of the Company’s assets.

The Term Loan A and Term Loan B bear interest equal to the greater of a) Barclay’s prime rate, b) 0.50% above the Federal Funds Rate or c) one month Euro Dollar rate plus 1.00% plus an applicable margin of 2.25%, or the LIBOR rate of 1.00% plus an applicable margin of 3.25%. The Sterling Loan bears interest equal to the greater of a) LIBOR rate or b) 1.00% plus an applicable margin of 5.0%. The Euro Loan bears interest equal to the greater of a) LIBOR rate or b) 1.00% plus an applicable margin of 4.5%.

The Company had no amounts outstanding and $135,000 in available aggregate borrowings under the US Dollar Revolver or the non-US Dollar Revolver at June 30, 2015. The US Dollar Revolver bears interest equal to the greater of a) Barclay’s prime rate, or b) 0.50% above the Federal Funds Rate plus an applicable margin of 2.25% or the LIBOR rate plus an applicable margin of 3.25%. The Company is also required to pay an unused commitment fee of 0.5%. The Non-US Dollar Revolver bears interest equal to LIBOR plus 4.0%. The Company is also required to pay an unused commitment fee of 1.6%. The Company is required to remain compliant with certain covenants under its various debt instruments, including a Total Net Leverage Ratio, as defined in the Credit Agreement. The Company was in compliance with all covenants under its various debt instruments as of June 30, 2015.

On November 21, 2014, the Company entered into a Second Incremental Joinder Agreement and Amendment with Barclays Bank PLC as Administrative Agent and certain other participating banks. This amended agreement provided the Company borrowings in the amount of $135,000 under a term loan Dollar Tranche C (“Term Loan C”). The proceeds were used to complete the ASG acquisition (see Note 3). Term Loan C bears interest equal to or the LIBOR rate of 1.00% plus an applicable margin of 3.25%.

On December 16, 2014, the Company entered into the Fourth Amendment to the Credit Agreement with Barclays Bank PLC as Administrative Agent and certain other participating banks. This amendment reduced the applicable margin on the Euro Loan to 1% plus an applicable margin of 3.75% and on the Sterling Loan to 1% plus an applicable margin of 4.5%.

Extinguishment of Debt

On August 15, 2013, the Company settled the remaining principal balance of its previous First and Second Lien Credit Agreements dated December 6, 2012 of $368,600, together with accrued interest and fees of $490. Upon completion of such payment, the First and Second Lien Credit Agreements were terminated in their entirety.

On December 16, 2014, the Company entered into the Fourth Amendment to the Credit Agreement, as discussed above, and recorded a loss on extinguishment of debt in the amount of $1,019 for the pro rata share of the deferred financing fees and original issue discount that was extinguished which is recorded in the accompanying statements of operations and comprehensive income (loss).

As result of these debt retirements, the Company recorded a loss on the extinguishment of debt as follows:

	Successor		Predecessor
	For the year ended June 30, 2015	For the period August 15, 2013 through June 30, 2014	For the period July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Prepayment fee	$—	$—	$2,400	$—
Write-off of original issue discount	690	—	—	—
Write-off of deferred financing fees on debt	329	—	11,642	4,140

Total loss on extinguishment of debt	$1,019	$—	$14,042	$4,140

Foreign Debt

The Company’s foreign debt bears interest at rates ranging from 2.15% to 5.35%, with varying maturities through 2021. At June 30, 2015 and 2014, the weighted-average interest rate on these foreign debt instruments was approximately 3.4% and 3.8%, respectively.

The foreign debt instruments are generally issued in support of specific capital expenditures and are secured by the underlying value of these assets. The carrying value of these secured assets approximates $18,615 at June 30, 2015.

Cash paid for interest was approximately $70,609, $41,456, $3,703 and $22,871 for the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013, and the year ended June 30, 2013, respectively.

During the year ended June 30, 2015, the period from August 15, 2013 through June 30, 2014, the period from July 1, 2013 through August 14, 2013 and for the year ended June 30, 2013, respectively, the Company amortized debt discount of $3,582, $2,189, $— and $—, respectively.